SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS - Valuation of goodwill and long-lived assets (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Estimated long term gold price 2023	$ 1,700	$ 1,700
Estimated long term gold price 2024	1,700	1,700
Estimated long term gold price 2025	1,700	1,700
Estimated long term gold price 2026	1,600	1,500
Silver price	21	20
Estimated long term oil price 2022	90	70
Estimated long term oil price 2023	70	60
Estimated long term oil price 2024	70	60
Estimated long term oil price 2025	$ 70	$ 55
Kupol CGU
Disclosure of subsidiaries [line items]
Estimated discount rate		3.63%
Round Mountain Gold Corporation Available
Disclosure of subsidiaries [line items]
Estimated discount rate	5.20%